UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 34.3%
	ENERGY – 32.9%
$1,150,000	Antero Resources Corp. 5.125%, 12/1/2022[1,2]	$1,132,750
1,000,000	Concho Resources, Inc. 5.500%, 4/1/2023[1]	1,035,000
6,500,000	CONSOL Energy, Inc. 8.250%, 4/1/2020[1]	6,776,250
4,575,000	DCP Midstream LLC 6.750%, 9/15/2037[2]	4,409,509
1,200,000	Denbury Resources, Inc. 4.625%, 7/15/2023[1]	1,075,500
875,000	EQT Corp. 4.875%, 11/15/2021	917,463
3,700,000	Exterran Holdings, Inc. 7.250%, 12/1/2018[1]	3,737,000
	Kinder Morgan, Inc.
300,000	8.050%, 10/15/2030	368,754
1,500,000	7.800%, 8/1/2031	1,855,113
3,500,000	Marathon Petroleum Corp. 6.500%, 3/1/2041[1]	4,295,469
1,000,000	Noble Holding International Ltd. 6.050%, 3/1/2041[3]	860,669
6,925,000	ONEOK, Inc. 6.000%, 6/15/2035	6,743,710
2,600,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	2,756,000
2,775,000	QEP Resources, Inc. 6.875%, 3/1/2021	2,969,250
3,500,000	Rockies Express Pipeline LLC 6.875%, 4/15/2040[2]	3,832,500
	Spectra Energy Capital LLC
2,700,000	6.750%, 2/15/2032	3,221,964
1,000,000	7.500%, 9/15/2038	1,208,213
1,850,000	Swift Energy Co. 7.875%, 3/1/2022[1]	906,500
	Tennessee Gas Pipeline Co. LLC
400,000	8.375%, 6/15/2032	510,480
200,000	7.625%, 4/1/2037	253,990
1,750,000	Tesoro Corp. 5.375%, 10/1/2022[1]	1,844,062
1,500,000	Transcontinental Gas Pipe Line Co. LLC 4.450%, 8/1/2042[1]	1,403,433
1,500,000	Valero Energy Corp. 8.750%, 6/15/2030	2,075,526

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$6,575,000	Western Refining, Inc. 6.250%, 4/1/2021[1]	$6,542,125
	Williams Cos., Inc.
3,650,000	7.750%, 6/15/2031	4,096,490
1,000,000	8.750%, 3/15/2032	1,177,727
		66,005,447
	INDUSTRIAL – 1.4%
2,510,000	Teekay Corp. 8.500%, 1/15/2020[3]	2,817,475

	TOTAL CORPORATE BONDS (Cost $70,872,979)	68,822,922

Number of Shares

	COMMON STOCKS – 41.4%
	ENERGY – 36.2%
335,150	Enbridge Energy Management LLC	12,494,386
68,665	EQT Corp.	5,480,154
332,204	Kinder Morgan, Inc.	13,623,686
39,110	NextEra Energy Partners LP	1,542,889
86,830	ONEOK, Inc.	3,843,096
47,645	Pattern Energy Group, Inc. - Class A	1,325,484
304,235	Plains GP Holdings LP - Class A	8,713,290
125,685	Spectra Energy Corp.	4,460,561
99,225	Targa Resources Corp.	9,880,825
229,240	Williams Cos., Inc.	11,241,930
		72,606,301
	INDUSTRIAL – 2.0%
22,480	Teekay Corp.[3]	994,515
140,549	Teekay Offshore Partners LP3	3,083,645
		4,078,160
	UTILITIES – 3.2%
99,475	NiSource, Inc.	4,268,472
39,730	NRG Yield, Inc. - Class A	2,038,547
		6,307,019
	TOTAL COMMON STOCKS (Cost $83,011,430)	82,991,480

	MASTER LIMITED PARTNERSHIPS – 22.8%
	ENERGY – 20.6%
37,620	Antero Midstream Partners LP	978,120
58,785	Buckeye Partners LP	4,569,946
40,245	Columbia Pipeline Partners LP*	1,114,384

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIPS (Continued)
	ENERGY (Continued)
26,515	Cone Midstream Partners LP	$579,883
126,105	DCP Midstream Partners LP	5,018,979
109,636	Enable Midstream Partners LP	1,973,448
190,255	Energy Transfer Equity LP	12,151,587
71,125	NuStar Energy LP	4,483,720
34,105	Plains All American Pipeline LP	1,701,498
80,275	TC PipeLines LP	5,296,545
58,295	Tesoro Logistics LP	3,347,299
		41,215,409
	INDUSTRIAL – 0.2%
32,945	USD Partners LP	435,203

	UTILITIES – 2.0%
64,240	Western Gas Equity Partners LP	4,017,570

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $42,776,791)	45,668,182

	SHORT-TERM INVESTMENTS – 1.0%
1,939,331	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%[4]	1,939,331

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,939,331)	1,939,331

	TOTAL INVESTMENTS – 99.5% (Cost $198,600,531)	199,421,915
	Other Assets in Excess of Liabilities – 0.5%	933,989

	TOTAL NET ASSETS – 100.0%	$200,355,904

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	NRG Yield, Inc. - Class A
(397)	Exercise Price: $55, Expiration Date: March 20, 2015	(11,513)
	Pattern Energy Group, Inc. - Class A
(476)	Exercise Price: $30, Expiration Date: March 20, 2015	(11,900)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $79,693)	$(23,413)

LLC – Limited Liability Company
LP – Limited Partnership

*	Non-income producing security.
[1]	Callable.

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2015 (Unaudited)

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to December 27, 2013, the Fund was known as FAMCO MLP & Energy Infrastructure. The Fund’s primary investment objective is long-term capital appreciation and current income. The Fund commenced investment operations on September 9, 2010. The outstanding shares of the Fund were exchanged on July 16, 2014 into a newly created Class I shares of the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2015 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At February 28, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$198,659,252

Gross unrealized appreciation	$13,731,227
Gross unrealized depreciation	(12,968,564)

Net unrealized appreciation	$762,663

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2015 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$66,005,447	$-	$66,005,447
Industrial	-	2,817,475	-	2,817,475
Common Stocks
Energy	72,606,301	-	-	72,606,301
Industrial	4,078,160	-	-	4,078,160
Utilities	6,307,019	-	-	6,307,019
Master Limited Partnerships
Energy	41,215,409	-	-	41,215,409
Industrial	435,203	-	-	435,203
Utilities	4,017,570	-	-	4,017,570
Short-Term Investments	1,939,331	-	-	1,939,331
Total Investments	$130,598,993	$68,822,922	$-	$199,421,915

Liabilities
Written Options Contracts	$23,413	$-	$-	$23,413

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of reporting period. There were no transfers at period end.

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 33.6%
	ENERGY – 32.4%
$4,600,000	Antero Resources Corp. 5.125%, 12/1/2022[1,2]	$4,531,000
	Concho Resources, Inc.
2,000,000	6.500%, 1/15/2022[1]	2,125,000
2,500,000	5.500%, 4/1/2023[1]	2,587,500
28,000,000	CONSOL Energy, Inc. 8.250%, 4/1/2020[1]	29,190,000
20,116,000	DCP Midstream LLC 6.750%, 9/15/2037[2]	19,388,344
5,000,000	Denbury Resources, Inc. 4.625%, 7/15/2023[1]	4,481,250
15,500,000	Exterran Holdings, Inc. 7.250%, 12/1/2018[1]	15,655,000
	Kinder Morgan, Inc.
865,000	7.000%, 2/1/2018	959,302
1,200,000	8.050%, 10/15/2030	1,475,016
1,500,000	7.800%, 8/1/2031	1,855,113
8,320,000	7.750%, 1/15/2032	10,382,669
11,800,000	Marathon Petroleum Corp. 6.500%, 3/1/2041[1]	14,481,869
30,770,000	ONEOK, Inc. 6.000%, 6/15/2035	29,964,472
14,825,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	15,714,500
	QEP Resources, Inc.
1,000,000	6.800%, 4/1/2018	1,040,000
10,800,000	6.875%, 3/1/2021	11,556,000
10,000,000	Range Resources Corp. 5.000%, 3/15/2023[1]	10,225,000
	Rockies Express Pipeline LLC
5,000,000	6.850%, 7/15/2018[2]	5,425,000
9,500,000	5.625%, 4/15/2020[2]	9,951,250
18,800,000	Spectra Energy Capital LLC 6.750%, 2/15/2032	22,434,416
5,813,000	Swift Energy Co. 7.875%, 3/1/2022[1]	2,848,370
12,125,000	Tesoro Corp. 5.375%, 10/1/2022[1]	12,776,719
1,500,000	Valero Energy Corp. 8.750%, 6/15/2030	2,075,526
30,385,000	Western Refining, Inc. 6.250%, 4/1/2021[1]	30,233,075
	Williams Cos., Inc.
16,100,000	7.750%, 6/15/2031	18,069,449

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$8,725,000	8.750%, 3/15/2032	$10,275,668
		289,701,508
	INDUSTRIAL – 1.2%
9,165,000	Teekay Corp. 8.500%, 1/15/2020[3]	10,287,712

	TOTAL CORPORATE BONDS (Cost $301,458,967)	299,989,220

Number of Shares

	COMMON STOCKS – 40.2%
	ENERGY – 35.0%
1,587,241	Enbridge Energy Management LLC	59,172,356
313,120	EQT Corp.	24,990,107
1,578,437	Kinder Morgan, Inc.	64,731,702
151,065	NextEra Energy Partners LP	5,959,514
378,665	ONEOK, Inc.	16,759,713
171,135	Pattern Energy Group, Inc. - Class A	4,760,976
1,296,730	Plains GP Holdings LP - Class A	37,138,347
589,420	Spectra Energy Corp.	20,918,516
284,550	Targa Resources Corp.	28,335,489
1,020,755	Williams Cos., Inc.	50,057,825
		312,824,545
	INDUSTRIAL – 2.2%
209,300	Teekay Corp.[3]	9,259,432
489,352	Teekay Offshore Partners LP3	10,736,383
		19,995,815
	UTILITIES – 3.0%
426,200	NiSource, Inc.	18,288,242
161,855	NRG Yield, Inc. - Class A	8,304,780
		26,593,022
	TOTAL COMMON STOCKS (Cost $305,708,851)	359,413,382

	MASTER LIMITED PARTNERSHIPS – 22.2%
	ENERGY – 20.1%
161,200	Antero Midstream Partners LP	4,191,200
276,290	Buckeye Partners LP	21,478,785
175,555	Columbia Pipeline Partners LP*	4,861,118
87,360	Cone Midstream Partners LP	1,910,563
479,564	DCP Midstream Partners LP	19,086,647
469,739	Enable Midstream Partners LP	8,455,302
815,195	Energy Transfer Equity LP	52,066,505

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIPS (Continued)
	ENERGY (Continued)
50,045	JP Energy Partners LP	$727,154
308,245	NuStar Energy LP	19,431,765
156,620	Plains All American Pipeline LP	7,813,772
382,470	TC PipeLines LP	25,235,370
249,755	Tesoro Logistics LP	14,340,932
		179,599,113
	INDUSTRIAL – 0.2%
141,150	USD Partners LP	1,864,591

	UTILITIES – 1.9%
275,255	Western Gas Equity Partners LP	17,214,448

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $157,208,167)	198,678,152

	SHORT-TERM INVESTMENTS – 3.5%
31,592,412	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%[4]	31,592,412

	TOTAL SHORT-TERM INVESTMENTS (Cost $31,592,412)	31,592,412

	TOTAL INVESTMENTS – 99.5% (Cost $795,968,397)	889,673,166
	Other Assets in Excess of Liabilities – 0.5%	4,302,122

	TOTAL NET ASSETS – 100.0%	$893,975,288

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	NRG Yield, Inc. - Class A
(1,618)	Exercise Price: $55, Expiration Date: March 20, 2015	(46,922)
	Pattern Energy Group, Inc. - Class A
(1,711)	Exercise Price: $30, Expiration Date: March 20, 2015	(42,775)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $308,993)	$(89,697)

LLC – Limited Liability Company
LP – Limited Partnership

*	Non-income producing security.
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2015 (Unaudited)

[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to December 31, 2013, the Fund was known as FAMCO MLP & Energy Income. The Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers three classes of shares, Class A, Class C and Class I. Class A shares commenced investment operations on May 18, 2011. Class C shares commenced investment operations on April 2, 2012. Class I shares commenced investment operations on December 27, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2015 (Unaudited)

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At February 28, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$797,910,323

Gross unrealized appreciation	$126,793,182
Gross unrealized depreciation	(35,030,339)

Net unrealized appreciation	$91,762,843

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$289,701,508	$-	$289,701,508
Industrial	-	10,287,712	-	10,287,712
Common Stocks
Energy	312,824,545	-	-	312,824,545
Industrial	19,995,815	-	-	19,995,815
Utilities	26,593,022	-	-	26,593,022
Master Limited Partnerships
Energy	179,599,113	-	-	179,599,113
Industrial	1,864,591	-	-	1,864,591
Utilities	17,214,448	-	-	17,214,448
Short-Term Investments	31,592,412	-	-	31,592,412
Total Investments	$589,683,946	$299,989,220	$-	$889,673,166

Liabilities
Written Options Contracts	$89,697	$-	$-	$89,697

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	04/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	04/29/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/29/15